Long-Term Bank Loans (Details)																											12 Months Ended
	Nov. 21, 2024 USD ($)	Nov. 21, 2024 CNY (¥)	Oct. 02, 2024 USD ($)	Oct. 02, 2024 CNY (¥)	Aug. 21, 2024 USD ($)	Aug. 21, 2024 CNY (¥)	May 21, 2024 USD ($)	May 21, 2024 CNY (¥)	Apr. 03, 2024 USD ($)	Apr. 03, 2024 CNY (¥)	Apr. 02, 2024 USD ($)	Apr. 02, 2024 CNY (¥)	Feb. 21, 2024 USD ($)	Feb. 21, 2024 CNY (¥)	Oct. 02, 2023 CNY (¥)	Apr. 02, 2023 CNY (¥)	Oct. 14, 2022 USD ($)	Oct. 14, 2022 CNY (¥)	Aug. 21, 2022 USD ($)	Aug. 21, 2022 CNY (¥)	May 21, 2022 USD ($)	May 21, 2022 CNY (¥)	Apr. 04, 2022 USD ($)	Apr. 04, 2022 CNY (¥)	Feb. 21, 2022 USD ($)	Feb. 21, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Apr. 03, 2023 USD ($)	Apr. 03, 2023 CNY (¥)	May 30, 2022 USD ($)	May 30, 2022 CNY (¥)	Mar. 23, 2022 USD ($)	Mar. 23, 2022 CNY (¥)	Jan. 07, 2020 USD ($)	Jan. 07, 2020 CNY (¥)
Long-Term Bank Loans [Line Items]
Company signed a loan agreement																															$ 422,400	¥ 3,000,000	$ 725,000	¥ 5,000,000	$ 580,000	¥ 4,000,000	$ 459,900	¥ 3,000,000
Assets and liability percentage																															70.00%	70.00%			70.00%	70.00%	70.00%	70.00%
Repayment of value							$ (35,200)	¥ 250,000							¥ 150,000	¥ 150,000	$ (21,750)	¥ 150,000	$ (35,200)	¥ 250,000	$ (35,200)	¥ 250,000	$ (21,750)	¥ 150,000	$ (35,200)	¥ 250,000			$ (46,500)	¥ 300,000
Repayment equal percentage																															5.00%	5.00%			5.00%	5.00%
Interest expense amounted (in Dollars) | $																											$ 59,263	$ 53,753
Subsequent Event [Member]
Long-Term Bank Loans [Line Items]
Repayment of value													$ (35,200)	¥ 250,000
One-Year Loan Prime Rate [Member]
Long-Term Bank Loans [Line Items]
Interest rate																															0.40%	0.40%	1.10%	1.10%	0.40%	0.40%	0.40%	0.40%
Loan Agreement [Member]
Long-Term Bank Loans [Line Items]
Repayment of value | ¥															¥ 200,000	¥ 200,000
Forecast [Member]
Long-Term Bank Loans [Line Items]
Repayment of value	$ (35,200)	¥ 250,000	$ (42,240)	¥ 150,000	$ (35,200)	¥ 250,000			$ (28,160)	¥ 200,000	$ (42,240)	¥ 150,000
Forecast [Member] | Loan from Bank of China [Member]
Long-Term Bank Loans [Line Items]
Repayment of value			$ (28,160)	¥ 200,000